Commitments and Contingencies (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 MYR (RM)	May 10, 2023 USD ($)	May 10, 2023 MYR (RM)	Apr. 20, 2023 USD ($)	Apr. 20, 2023 MYR (RM)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 MYR (RM)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid expense current and noncurrent	$ 896,234	RM 4,100,000	$ 1,065,235	RM 5,000,000	$ 2,413,498	RM 11,000,000	$ 217,851	RM 1,000,000	$ 2,110,640	RM 10,000,000
First Phase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of prepaid expenses									40.00%	40.00%
Second Phase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of prepaid expenses									20.00%	20.00%
Third Phase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of prepaid expenses									20.00%	20.00%
Fourth Phase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of prepaid expenses									20.00%	20.00%